Events after the Reporting Period	12 Months Ended
Dec. 31, 2022
Events after the Reporting Period
Events after the Reporting Period

31.Events after the Reporting Period

Cancellation of Class B shares

In January 2023 the Group cancelled 375,000 Class B shares held in treasury, decreasing treasury shares reserve and subscribed capital in the amount of €135 thousand.

AZUL MOU Amendment

In January 2023 Lilium and Azul entered into an agreement that extended the term of the term sheet signed on July 31, 2021 that allows for up to 6,200,000 warrants to be issued subject to the execution of definitive agreements (refer to note 22, 29, 30). The new arrangement provides for additional exclusivity rights and a limited Right of First Refusal for Azul over Lilium products and services in Brazil. The remaining terms were legally non-binding. As of the date these consolidated financial statements were approved, no binding contracts with Azul with respect to the acquisition of Lilium Jets or any other collaboration have been executed.

Conversion of Class B shares

During February 2023, a shareholder who is a member of key management personnel, converted 350,000 Class B shares into 350,000 Class A shares and 350,000 Class C shares and transferred the Class C shares back to the Group for no consideration in line with the articles of association, increasing treasury share reserve by €84 thousand.